Fees Summary	Nov. 26, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 31,270,909.70
Previously Paid Amount
Total Fee Amount	4,318.52
Total Offset Amount
Net Fee	$ 4,318.52